Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2014
Registrant Name	dei_EntityRegistrantName	TIFF INVESTMENT PROGRAM INC
Central Index Key	dei_EntityCentralIndexKey	0000916622
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 04, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 04, 2014
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014